Investment, at Fair Value (Details) Share data in Millions, unless otherwise specified	Jul. 29, 2011	Jul. 28, 2011 USD ($)	Jul. 11, 2011 USD ($)	Jul. 11, 2011 HKD
Investment At Fair Value [Abstract]
Number of shares purchased (in shares)		136.5
Amount paid for shares purchased		$ 140,600,000
Percentage of shares purchased (in shares)	10.50%
Percentage of total outstanding shares agreed to purchase (in hundredths)			41.10%	41.10%
Total amount agreed to purchase outstanding shares			585,000,000
Per share purchase price of the shares agreed to purchase (in dollars per share)				8.50